CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY [Parenthetical] (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Tax	$ 81,222	$ 64,419
Tax On Reclassification Adjustment For Non Credit Portion Of Other Than Temporary Impairment	$ 3,735	$ 3,735
Common Stock, Dividends, Per Share, Cash Paid	$ 0.40	$ 0.40